Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of cash and cash equivalents [Abstract]
Cash on hand	$ 37	$ 12
Bank deposits	7,720	8,815
Total cash and cash equivalent	$ 7,757	$ 8,827	$ 8,827	$ 11,267